Annual Fund Operating Expenses - ALPS Global Opportunity Fund	Sep. 15, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.40%
Other Expenses (as a percentage of Assets):	0.55%
Acquired Fund Fees and Expenses	0.21%	[1]
Expenses (as a percentage of Assets)	1.86%	[2]
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	1.86%
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.40%
Other Expenses (as a percentage of Assets):	0.55%
Acquired Fund Fees and Expenses	0.21%	[1]
Expenses (as a percentage of Assets)	1.86%	[2]
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	1.86%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	1.00%	[4]
Component1 Other Expenses	0.00%	[4]
Component2 Other Expenses	0.49%
Other Expenses (as a percentage of Assets):	0.49%
Acquired Fund Fees and Expenses	0.21%	[1]
Expenses (as a percentage of Assets)	2.55%	[2]
Fee Waiver or Reimbursement	(0.09%)	[3]
Net Expenses (as a percentage of Assets)	2.46%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.47%
Other Expenses (as a percentage of Assets):	0.47%
Acquired Fund Fees and Expenses	0.21%	[1]
Expenses (as a percentage of Assets)	1.53%	[2]
Fee Waiver or Reimbursement	(0.07%)	[3]
Net Expenses (as a percentage of Assets)	1.46%
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.42%
Other Expenses (as a percentage of Assets):	0.42%
Acquired Fund Fees and Expenses	0.21%	[1]
Expenses (as a percentage of Assets)	1.98%	[2]
Fee Waiver or Reimbursement	(0.02%)	[3]
Net Expenses (as a percentage of Assets)	1.96%

[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the acquired funds.
[2]	Total Annual Fund Operating Expenses have been restated to reflect current fees.
[3]	Pursuant to a written agreement (the “Expense Agreement”), ALPS Advisors, Inc. (the “Adviser”) has agreed contractually to limit the amount of the Fund’s Total Annual Fund operating expenses, exclusive of Distribution and Service (12b-1) Fees, Acquired Fund Fees and Expenses, Shareholder Service Fees, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.25% of the Fund’s average daily net assets. The Expense Agreement is in effect through February 28, 2027. The Adviser will be permitted to recapture, on a class- by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreement or in previous expense agreements; provided however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than thirty-six months after the date on which the fees or expenses were deferred, as calculated on a monthly basis. Prior to February 28, 2027, this waiver may not be terminated or discontinued without the approval of the Fund’s Board of Trustees.
[4]	Per the Distribution and Services Plan (“the Plan”), the Plan allows up to an annual rate of 0.75% for distribution and marketing and up to 0.25% as a service fee.